UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: May 31, 2026

Date of reporting period: May 31, 2026

Item 1. Report to Stockholders.

(a)

EA Astoria Beacon Dynamic Core US Fixed Income ETF (formerly known as the EA Astoria Dynamic Core US Fixed Income ETF) Ticker: AGGA Listed on: The Nasdaq Stock Market LLC	May 31, 2026 Annual Shareholder Report https://astoriaadvisorsetfs.com/agga/

This annual shareholder report contains important information about the EA Astoria Beacon Dynamic Core US Fixed Income ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at https://astoriaadvisorsetfs.com/agga/. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary. This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$49	0.48%

HOW DID THE FUND PERFORM FOR THE PERIOD?

PERFORMANCE
	One Year	Since Inception (4/30/2025)
EA Astoria Beacon Dynamic Core US Fixed Income ETF - NAV	4.93%	4.71%
Solactive US Aggregate Bond Index	4.64%	3.50%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://astoriaadvisorsetfs.com/agga/ for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund returned 4.93% during the Period. The Fund operates as a “fund of funds” and allocates its assets among other U.S. fixed income funds that invest in a variety of fixed income sectors. Corporate credit contributed the largest positive impact to performance, driven by investment grade and high yield corporate bond holdings supported by coupon income, stable credit fundamentals, and tight credit spreads. Treasury holdings across the curve also contributed to performance, supported by declining interest rates following Federal Reserve policy rate reductions in late 2025. Securitized credit, collateralized loan obligation (CLO), and floating-rate allocations contributed modestly to performance. All fixed-income categories within the Fund contributed positively to performance during the Period. The Fund had no meaningful detractors during the period. The strategy carries risk and past results may not repeat.
Below were the largest contributors to Fund performance. The SPDR Portfolio Intermediate Term Corporate Bond ETF (SPIB) gained substantially during the period overall and accounted for a meaningful portion of the Fund’s performance.

Largest Contributors	Sector
SPDR Portfolio Intermediate Term Corporate Bond ETF (SPIB)	Investment Grade Corporates
iShares 5-10 Year Investment Grade Corporate Bond ETF (IGIB)	Investment Grade Corporates
Schwab High Yield Bond ETF (SCYB)	High Yield Corporates
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (BBHY)	High Yield Corporates
BondBloxx Bloomberg One Year Target Duration US Treasury ETF (XONE)	Short Term Treasuries
Annual Shareholder Report: May 31, 2026

EA Astoria Beacon Dynamic Core US Fixed Income ETF (formerly known as the EA Astoria Dynamic Core US Fixed Income ETF) Ticker: AGGA Listed on: The Nasdaq Stock Market LLC	May 31, 2026 Annual Shareholder Report https://astoriaadvisorsetfs.com/agga/

KEY FUND STATISTICS (as of Period End)
Net Assets	$83,563,465	Portfolio Turnover Rate*	25%
# of Portfolio Holdings	16	Fund Advisory Fees	$297,295
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

INVESTMENT WEIGHTING (as a % of Net Assets)		TOP 10 HOLDINGS (as a % of Net Assets)
Corporate Bond and Other Fixed Income ETFs	59.6%	State Street SPDR Portfolio Intermediate Term Corporate Bond ETF	15.0%
U.S. Treasury ETFs	40.2%	iShares 5-10 Year Investment Grade Corporate Bond ETF	12.1%
Money Market Funds	0.2%	BondBloxx Bloomberg One Year Target Duration US Treasury ETF	11.8%
		State Street SPDR Portfolio Short Term Treasury ETF	9.8%
		BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	7.5%
		JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	7.0%
		Janus Henderson AAA CLO ETF	6.9%
		BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	5.9%
		State Street SPDR Portfolio High Yield Bond ETF	5.0%
		State Street SPDR Bloomberg Investment Grade Floating Rate ETF	5.0%

Material Fund Changes
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2026, at https://astoriaadvisorsetfs.com/agga/ or upon request at (215) 330-4476.
Effective August 1, 2025, Beacon Capital Management, Inc. (“Beacon”) replaced Astor Investment Management LLC (“Astor”) as a sub-adviser to the Fund. Beacon acquired the assets of Astor in a transaction that was completed on July 31, 2025, and the Fund’s portfolio managers who were previously responsible for the day-to-day management of the Fund on behalf of Astor continue to be responsible for the day-to-day management of the Fund on behalf of Beacon.
Effective August 18, 2025, the Fund’s name changed from “Astoria Dynamic Core US Fixed Income ETF” to “EA Astoria Dynamic Core US Fixed Income ETF”. Effective July 8, 2026, the Fund’s name changed to “EA Astoria Beacon Dynamic Core US Fixed Income ETF”.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://astoriaadvisorsetfs.com/agga/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: May 31, 2026

Astoria US Equal Weight Quality Kings ETF Ticker: ROE Listed on: The Nasdaq Stock Market LLC	May 31, 2026 Annual Shareholder Report https://astoriaadvisorsetfs.com/roe/

This annual shareholder report contains important information about the Astoria US Equal Weight Quality Kings ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at https://astoriaadvisorsetfs.com/roe/. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$58	0.49%

HOW DID THE FUND PERFORM FOR THE PERIOD?

PERFORMANCE
	One Year	Since Inception (7/31/2023)
Astoria US Equal Weight Quality Kings ETF - NAV	37.71%	21.18%
S&P 500 Total Return Index	29.78%	20.99%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://astoriaadvisorsetfs.com/roe/ for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund returned 37.71% during the Period. The Fund primarily invests in common stock principally traded in the U.S. of companies that the Sub-Adviser believes exhibit robust quality characteristics with attractive valuations and dividend paying potential. Information Technology contributed the largest positive impact to performance, driven by holdings in memory, data storage, and semiconductor equipment companies benefiting from artificial intelligence-related demand and datacenter capital investment. Industrials also contributed positively, led by holdings tied to datacenter construction as well as electrical and cooling infrastructure. Software and Information Technology services holdings, including Accenture, Adobe, and Cognizant, detracted from performance due to share price declines associated with concerns regarding the impact of artificial intelligence adoption on demand for certain services. Financials detracted from performance, as losses in insurance and payment network holdings outweighed gains in bank and consumer finance holdings. Period returns also reflected interest rate movements, including evolving expectations around the Federal Reserve’s policy path, and episodic geopolitical volatility associated with conflicts in the Middle East, though corporate earnings remained supportive of risk assets.

Below are the largest contributors and detractors to fund performance. Western Digital Corporation gained the most for the period overall and accounted for a significant portion of the Fund’s overall performance.

Annual Shareholder Report: May 31, 2026

Astoria US Equal Weight Quality Kings ETF Ticker: ROE Listed on: The Nasdaq Stock Market LLC	May 31, 2026 Annual Shareholder Report https://astoriaadvisorsetfs.com/roe/

Largest Contributors	Sector
Western Digital Corporation	Information Technology
Micron Technology, Inc.	Information Technology
Seagate Technology Holdings PLC	Information Technology
Comfort Systems USA, Inc.	Industrials
Lam Research Corporation	Information Technology

The largest detractor was Charter Communications, Inc., which fell substantially for the period overall and detracted from the Fund’s overall performance.

Largest Detractors	Sector
Charter Communications, Inc. Class A	Communication Services
Kyndryl Holdings Inc.	Information Technology
Accenture Plc Class A	Information Technology
Adobe Inc.	Information Technology
Domino’s Pizza, Inc.	Consumer Discretionary

KEY FUND STATISTICS (as of Period End)
Net Assets	$260,326,229	Portfolio Turnover Rate*	58%
# of Portfolio Holdings	101	Fund Advisory Fees	$929,297
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	41.6%
Financials	10.6%
Communication Services	9.1%
Consumer Discretionary	8.9%
Industrials	8.7%
Health Care	8.1%
Consumer Staples	4.2%
Energy	3.2%
Utilities	2.0%
Real Estate	1.8%
Materials	1.7%
Cash and Cash Equivalents	0.1%

TOP 10 HOLDINGS (as a % of Net Assets)
Dell Technologies, Inc. - Class C	2.2%
Credo Technology Group Holding Ltd.	1.7%
Micron Technology, Inc.	1.6%
QUALCOMM, Inc.	1.6%
Seagate Technology Holdings PLC	1.5%
Sanmina Corp.	1.4%
Western Digital Corp.	1.4%
NetApp, Inc.	1.4%
Fortinet, Inc.	1.4%
NXP Semiconductors NV	1.4%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://astoriaadvisorsetfs.com/roe/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: May 31, 2026

Astoria US Quality Growth Kings ETF Ticker: GQQQ Listed on: The Nasdaq Stock Market LLC	May 31, 2026 Annual Shareholder Report https://astoriaadvisorsetfs.com/gqqq/

This annual shareholder report contains important information about the Astoria US Quality Growth Kings ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at https://astoriaadvisorsetfs.com/gqqq/. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$42	0.35%

HOW DID THE FUND PERFORM FOR THE PERIOD?

PERFORMANCE
	One Year	Since Inception (9/30/2024)
Astoria US Quality Growth Kings ETF - NAV	41.81%	24.58%
S&P 500 Total Return Index	29.78%	19.38%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://astoriaadvisorsetfs.com/gqqq/ for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund returned 41.81% during the Period. The Fund primarily invests in common stock principally traded in the U.S. that the Sub-Adviser believes has the potential for growth. Information Technology contributed the largest positive impact to performance, driven by holdings in memory, semiconductor, and semiconductor equipment companies benefiting from artificial intelligence-related demand and datacenter capital investment. Communication Services and Industrials also contributed positively, supported by exposure to AI and cloud-related demand and to datacenter and electrical infrastructure investment. Software holdings, including Adobe, detracted from performance due to share price declines associated with concerns regarding the impact of artificial intelligence on demand for certain products and services. Media holdings, including Netflix and Charter Communications, also detracted due to weaker subscriber and operating trends. Financials detracted from performance, as losses in insurance and payment network holdings outweighed gains in other financial subsectors. Period returns also reflected interest rate movements, including evolving expectations around the Federal Reserve’s policy path, and episodic geopolitical volatility associated with conflicts in the Middle East, though corporate earnings remained supportive of risk assets.

Below are the largest contributors and detractors to fund performance. Micron Technology, Inc. gained substantially during the period overall and accounted for a significant portion of the Fund’s performance.

Annual Shareholder Report: May 31, 2026

Astoria US Quality Growth Kings ETF Ticker: GQQQ Listed on: The Nasdaq Stock Market LLC	May 31, 2026 Annual Shareholder Report https://astoriaadvisorsetfs.com/gqqq/

Largest Contributors	Sector
Micron Technology, Inc.	Information Technology
Alphabet Inc. Class A	Communication Services
NVIDIA Corporation	Information Technology
Apple Inc.	Information Technology
Broadcom Inc.	Information Technology
The largest detractor was Netflix, Inc., which marginally impacted the Fund’s overall performance.

Largest Detractors	Sector
Netflix, Inc.	Communication Services
Adobe Inc.	Information Technology
Charter Communications, Inc. Class A	Communication Services
Automatic Data Processing, Inc.	Industrials
Progressive Corporation	Financials

KEY FUND STATISTICS (as of Period End)
Net Assets	$145,205,052	Portfolio Turnover Rate*	32%
# of Portfolio Holdings	102	Fund Advisory Fees	$352,839
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	50.1%
Communication Services	11.6%
Consumer Discretionary	9.7%
Industrials	7.0%
Health Care	5.7%
Consumer Staples	5.3%
Financials	5.1%
Energy	1.8%
Materials	1.5%
Utilities	1.5%
Real Estate	0.6%
Cash and Cash Equivalents	0.1%

TOP 10 HOLDINGS (as a % of Net Assets)
NVIDIA Corp.	8.1%
Apple, Inc.	7.5%
Microsoft Corp.	5.1%
Micron Technology, Inc.	4.2%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	3.9%
Alphabet, Inc. - Class A	3.9%
Alphabet, Inc. - Class C	2.9%
Advanced Micro Devices, Inc.	2.7%
Meta Platforms, Inc.	2.6%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://astoriaadvisorsetfs.com/gqqq/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: May 31, 2026

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the year covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the year covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	AGGA		ROE		GQQQ
	FYE 05/31/2026	FYE 05/31/2025	FYE 05/31/2026	FYE 05/31/2025	FYE 05/31/2026	FYE 05/31/2025
(a) Audit Fees	$8,750	$7,250	$8,750	$8,750	$8,750	$7,250
(b) Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c) Tax Fees	$2,250	$1,750	$2,250	$2,250	$2,250	$1,750
(d) All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) None of the fees billed by any Fund's principal accountant were applicable to non-audit services pursuant to a waiver of the pre-approval requirement.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) None of the fees billed by any Fund's principal accountant were applicable to non-audit services billed or expected to be billed to any Fund’s investment adviser.

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

(b) Not applicable.

Item 6. Investments.
(a)

EA ASTORIA BEACON DYNAMIC CORE US FIXED INCOME ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
EXCHANGE TRADED FUNDS - 99.8%
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	199,200	$9,850,440
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	132,805	6,280,348
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	55,396	2,788,081
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	107,685	4,897,514
DoubleLine Asset-Backed Securities ETF	49,498	2,506,678
iShares 5-10 Year Investment Grade Corporate Bond ETF	190,241	10,143,650
Janus Henderson AAA CLO ETF	114,872	5,805,631
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	126,824	5,869,415
Schwab High Yield Bond ETF	80,786	2,125,480
State Street SPDR Bloomberg Investment Grade Floating Rate ETF	135,124	4,167,224
State Street SPDR Portfolio High Yield Bond ETF	177,620	4,179,398
State Street SPDR Portfolio Intermediate Term Corporate Bond ETF	373,832	12,542,063
State Street SPDR Portfolio Long Term Treasury ETF	61,420	1,599,377
State Street SPDR Portfolio Short Term Corporate Bond ETF	82,668	2,485,827
State Street SPDR Portfolio Short Term Treasury ETF	282,200	8,203,554
TOTAL EXCHANGE TRADED FUNDS (Cost $83,260,805)		83,444,680

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 3.55% (a)	125,934	125,934
TOTAL MONEY MARKET FUNDS (Cost $125,934)		125,934

TOTAL INVESTMENTS - 100.0% (Cost $83,386,739)		$83,570,614
Liabilities in Excess of Other Assets - (0.0)% (b)		(7,149)
TOTAL NET ASSETS - 100.0%		$83,563,465

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized yield as of May 31, 2026.
(b)	Represents less than (0.05)% of net assets.

The accompanying notes are an integral part of these financial statements.

1

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
COMMON STOCKS - 98.1%
Communication Services - 9.1%
Advertising - 0.8%
Omnicom Group, Inc.	28,674	$2,084,887

Broadcasting - 0.9%
Fox Corp. - Class A	37,048	2,368,108

Integrated Telecommunication Services - 2.6%
AT&T, Inc.	91,423	2,267,291
Comcast Corp. - Class A	75,774	1,884,499
Verizon Communications, Inc.	51,432	2,458,964
		6,610,754
Interactive Media & Services - 2.0%
Alphabet, Inc. - Class A	7,584	2,884,498
Meta Platforms, Inc. - Class A	3,823	2,418,086
		5,302,584
Movies & Entertainment - 1.8%
Netflix, Inc. (a)	25,371	2,182,413
Walt Disney Co.	23,632	2,406,447
		4,588,860
Wireless Telecommunication Services - 1.0%
Millicom International Cellular SA	30,747	2,624,564
Total Communication Services		23,579,757

Consumer Discretionary - 8.9%
Apparel Retail - 0.9%
Ross Stores, Inc.	10,072	2,333,985

Automobile Manufacturers - 1.0%
Tesla, Inc. (a)	5,899	2,570,725

Automotive Parts & Equipment - 1.0%
Autoliv, Inc.	20,849	2,650,325

Broadline Retail - 1.1%
Amazon.com, Inc. (a)	10,432	2,823,316

Home Improvement Retail - 0.8%
Lowe's Cos., Inc.	9,208	1,973,827

The accompanying notes are an integral part of these financial statements.

2

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
Homebuilding - 0.8%
PulteGroup, Inc.	18,542	$2,191,293

Homefurnishing Retail - 0.9%
Williams-Sonoma, Inc.	11,988	2,440,397

Hotels, Resorts & Cruise Lines - 0.9%
Booking Holdings, Inc.	13,306	2,227,824

Restaurants - 1.5%
Domino's Pizza, Inc.	6,085	1,889,879
Yum! Brands, Inc.	13,992	2,070,117
		3,959,996
Total Consumer Discretionary		23,171,688

Consumer Staples - 4.2%
Consumer Staples Merchandise Retail - 2.4%
Costco Wholesale Corp.	2,180	2,084,778
Target Corp.	18,062	2,295,138
Walmart, Inc.	17,544	2,030,718
		6,410,634
Tobacco - 1.8%
Altria Group, Inc.	32,956	2,293,078
Philip Morris International, Inc.	13,215	2,344,077
		4,637,155
Total Consumer Staples		11,047,789

Energy - 3.2%
Integrated Oil & Gas - 0.7%
Exxon Mobil Corp.	12,945	1,880,391

Oil & Gas Exploration & Production - 2.5%
APA Corp.	60,251	2,194,944
EOG Resources, Inc.	16,613	2,215,842
SM Energy Co.	70,556	2,166,774
		6,577,560
Total Energy		8,457,951

Financials - 10.6%
Asset Management & Custody Banks - 0.9%
Ameriprise Financial, Inc.	5,230	2,331,063

The accompanying notes are an integral part of these financial statements.

3

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
Consumer Finance - 0.9%
Synchrony Financial	32,005	$2,286,437

Diversified Banks - 0.9%
JPMorgan Chase & Co.	7,485	2,240,335

Life & Health Insurance - 1.0%
MetLife, Inc.	31,088	2,570,667

Multi-Sector Holdings - 0.8%
Berkshire Hathaway, Inc. - Class B (a)	4,556	2,161,731

Property & Casualty Insurance - 3.5%
Allstate Corp.	11,235	2,315,421
Hartford Insurance Group, Inc.	17,348	2,205,451
Progressive Corp.	11,804	2,247,482
Travelers Cos., Inc.	7,931	2,314,980
		9,083,334
Regional Banks - 0.9%
Popular, Inc.	16,244	2,412,721

Transaction & Payment Processing Services - 1.7%
Mastercard, Inc. - Class A	4,363	2,155,235
Visa, Inc. - Class A	7,217	2,355,340
		4,510,575
Total Financials		27,596,863

Health Care - 8.1%
Biotechnology - 2.6%
AbbVie, Inc.	10,039	2,185,691
Halozyme Therapeutics, Inc. (a)	33,876	2,254,109
Incyte Corp. (a)	23,347	2,258,589
		6,698,389
Health Care Distributors - 2.2%
Cardinal Health, Inc.	10,387	2,044,162
Cencora, Inc.	7,012	1,888,752
McKesson Corp.	2,543	1,888,025
		5,820,939
Health Care Equipment - 0.7%
ResMed, Inc.	9,699	1,848,338

Health Care Facilities - 0.8%
Tenet Healthcare Corp. (a)	11,700	2,051,244
The accompanying notes are an integral part of these financial statements.

4

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
Pharmaceuticals - 1.8%
Eli Lilly & Co.	2,360	$2,607,800
Johnson & Johnson	8,949	2,016,478
		4,624,278
Total Health Care		21,043,188

Industrials - 8.7%
Aerospace & Defense - 0.7%
Lockheed Martin Corp.	3,599	1,909,090

Construction & Engineering - 2.1%
Comfort Systems USA, Inc.	1,595	2,915,995
EMCOR Group, Inc.	2,955	2,443,253
		5,359,248
Construction Machinery & Heavy Transportation Equipment - 1.8%
Caterpillar, Inc.	3,166	2,773,004
Oshkosh Corp.	15,014	1,951,820
		4,724,824
Electrical Components & Equipment - 1.1%
Vertiv Holdings Co. - Class A	8,813	2,782,352

Heavy Electrical Equipment - 0.9%
GE Vernova, Inc.	2,301	2,228,104

Industrial Machinery & Supplies & Components - 1.0%
Mueller Industries, Inc.	19,776	2,543,194

Trading Companies & Distributors - 1.1%
United Rentals, Inc.	2,989	2,976,058
Total Industrials		22,522,870

Information Technology - 41.6% (b)
Application Software - 3.1%
Adobe, Inc. (a)	8,999	2,332,631
AppLovin Corp. - Class A (a)	5,637	3,455,988
Palantir Technologies, Inc. - Class A (a)	14,960	2,341,838
		8,130,457
Communications Equipment - 3.2%
Arista Networks, Inc. (a)	17,817	2,841,277
Cisco Systems, Inc.	28,294	3,407,164
Motorola Solutions, Inc.	5,037	2,031,321
		8,279,762
The accompanying notes are an integral part of these financial statements.

5

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
Electronic Components - 1.0%
Amphenol Corp. - Class A	17,542	$2,609,548

Electronic Manufacturing Services - 3.5%
Jabil, Inc.	8,361	3,048,086
Sanmina Corp. (a)	14,473	3,759,073
TE Connectivity PLC	10,615	2,265,347
		9,072,506
IT Consulting & Other Services - 1.5%
Accenture PLC - Class A	11,001	2,057,957
Cognizant Technology Solutions Corp. - Class A	35,544	1,981,756
		4,039,713
Semiconductor Materials & Equipment - 3.5%
Applied Materials, Inc.	6,467	2,910,538
KLA Corp.	1,492	2,867,191
Lam Research Corp.	10,334	3,288,072
		9,065,801
Semiconductors - 13.5%
Broadcom, Inc.	7,083	3,164,472
Credo Technology Group Holding Ltd. (a)	18,936	4,469,464
First Solar, Inc. (a)	11,223	3,443,104
Marvell Technology, Inc.	13,011	2,667,255
Micron Technology, Inc.	4,413	4,285,023
Monolithic Power Systems, Inc.	2,008	3,144,950
NVIDIA Corp.	12,618	2,664,164
NXP Semiconductors NV	11,182	3,593,336
QUALCOMM, Inc.	16,980	4,262,319
Texas Instruments, Inc.	11,273	3,445,931
		35,140,018
Systems Software - 3.7%
Fortinet, Inc. (a)	26,803	3,698,010
Microsoft Corp.	5,899	2,655,966
Oracle Corp.	14,974	3,380,829
		9,734,805
Technology Distributors - 1.0%
TD SYNNEX Corp.	9,788	2,557,409

Technology Hardware, Storage & Peripherals - 7.6%
Apple, Inc.	8,604	2,684,964
Dell Technologies, Inc. - Class C	13,662	5,750,473
NetApp, Inc.	21,452	3,738,869
Seagate Technology Holdings PLC	4,307	3,789,299
The accompanying notes are an integral part of these financial statements.

6

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
Western Digital Corp.	7,073	$3,757,248
		19,720,853
Total Information Technology		108,350,872

Materials - 1.7%
Gold Mining - 1.7%
Anglogold Ashanti PLC	22,399	2,169,119
Newmont Corp.	20,227	2,221,127
Total Materials		4,390,246

Utilities - 2.0%
Electric Utilities - 0.9%
NRG Energy, Inc.	18,651	2,500,726

Independent Power Producers & Energy Traders - 1.1%
Vistra Corp.	17,576	2,816,203
Total Utilities		5,316,929
TOTAL COMMON STOCKS (Cost $204,689,386)		255,478,153

REAL ESTATE INVESTMENT TRUSTS - 1.8%
Real Estate - 1.8%
Health Care REITs - 0.9%
Omega Healthcare Investors, Inc.	49,339	2,307,092

Other Specialized REITs - 0.9%
VICI Properties, Inc.	79,532	2,244,393
Total Real Estate		4,551,485
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,455,095)		4,551,485

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 3.55% (c)	215,983	215,983
TOTAL MONEY MARKET FUNDS (Cost $215,983)		215,983

TOTAL INVESTMENTS - 100.0% (Cost $209,360,464)		$260,245,621
Other Assets in Excess of Liabilities - 0.0% (d)		80,608
TOTAL NET ASSETS - 100.0%		$260,326,229

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

7

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of May 31, 2026.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

8

ASTORIA US QUALITY GROWTH KINGS ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
COMMON STOCKS - 99.6%
Communication Services - 11.6%
Advertising - 0.3%
Omnicom Group, Inc.	5,943	$432,115

Integrated Telecommunication Services - 0.6%
AT&T, Inc.	33,282	825,394

Interactive Media & Services - 9.6%
Alphabet, Inc. - Class A	14,798	5,628,271
Alphabet, Inc. - Class C	11,142	4,194,183
Meta Platforms, Inc. - Class A	5,891	3,726,117
Pinterest, Inc. - Class A (a)	17,184	344,539
		13,893,110
Movies & Entertainment - 1.1%
Netflix, Inc. (a)	19,533	1,680,229
Total Communication Services		16,830,848

Consumer Discretionary - 9.7%
Apparel Retail - 0.6%
TJX Cos., Inc.	5,241	811,045

Apparel, Accessories & Luxury Goods - 0.4%
Ralph Lauren Corp.	1,476	537,116

Automobile Manufacturers - 2.4%
Tesla, Inc. (a)	8,163	3,557,354

Automotive Retail - 0.5%
O'Reilly Automotive, Inc. (a)	8,655	751,946

Broadline Retail - 4.0%
Amazon.com, Inc. (a)	21,546	5,831,210

Consumer Electronics - 0.3%
Garmin Ltd.	1,734	405,617

Hotels, Resorts & Cruise Lines - 0.9%
Booking Holdings, Inc.	5,675	950,165
Expedia Group, Inc.	1,827	412,519
		1,362,684
Other Specialty Retail - 0.3%
Ulta Beauty, Inc. (a)	896	455,930
The accompanying notes are an integral part of these financial statements.

9

ASTORIA US QUALITY GROWTH KINGS ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
Restaurants - 0.3%
Domino's Pizza, Inc.	1,302	$404,375
Total Consumer Discretionary		14,117,277

Consumer Staples - 5.3%
Consumer Staples Merchandise Retail - 2.8%
Costco Wholesale Corp.	2,012	1,924,116
Walmart, Inc.	18,340	2,122,855
		4,046,971
Household Products - 0.3%
Colgate-Palmolive Co.	4,575	412,345

Soft Drinks & Non-alcoholic Beverages - 1.2%
Coca-Cola Co.	13,481	1,065,134
PepsiCo, Inc.	4,449	641,501
		1,706,635
Tobacco - 1.0%
Altria Group, Inc.	8,736	607,851
Philip Morris International, Inc.	5,093	903,396
		1,511,247
Total Consumer Staples		7,677,198

Energy - 1.8%
Integrated Oil & Gas - 0.9%
Exxon Mobil Corp.	9,257	1,344,672

Oil & Gas Equipment & Services - 0.4%
TechnipFMC PLC	7,936	542,981

Oil & Gas Exploration & Production - 0.5%
ConocoPhillips	5,828	664,275
Total Energy		2,551,928

Financials - 5.1%
Diversified Banks - 1.4%
JPMorgan Chase & Co.	5,430	1,625,253
NU Holdings Ltd. - Class A (a)	33,406	438,621
		2,063,874
Investment Banking & Brokerage - 0.9%
Evercore, Inc. - Class A	1,058	360,630
Interactive Brokers Group, Inc. - Class A	10,692	929,883
		1,290,513
The accompanying notes are an integral part of these financial statements.

10

ASTORIA US QUALITY GROWTH KINGS ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
Multi-Sector Holdings - 1.0%
Berkshire Hathaway, Inc. - Class B (a)	3,238	$1,536,366

Property & Casualty Insurance - 0.5%
Allstate Corp.	3,632	748,519

Regional Banks - 0.4%
Popular, Inc.	3,783	561,889

Transaction & Payment Processing Services - 0.9%
Visa, Inc. - Class A	3,925	1,280,963
Total Financials		7,482,124

Health Care - 5.7%
Biotechnology - 2.7%
Amgen, Inc.	2,955	995,214
Exelixis, Inc. (a)	11,012	555,886
Gilead Sciences, Inc.	10,671	1,434,503
Halozyme Therapeutics, Inc. (a)	6,432	427,985
Incyte Corp. (a)	5,807	561,769
		3,975,357
Health Care Distributors - 0.4%
Cencora, Inc.	1,923	517,979

Health Care Equipment - 1.1%
Globus Medical, Inc. - Class A (a)	5,950	487,186
Intuitive Surgical, Inc. (a)	1,446	614,029
ResMed, Inc.	2,636	502,343
		1,603,558
Health Care Facilities - 0.6%
Tenet Healthcare Corp. (a)	2,820	494,402
Universal Health Services, Inc. - Class B	2,741	400,488
		894,890
Pharmaceuticals - 0.9%
Eli Lilly & Co.	1,227	1,355,835
Total Health Care		8,347,619

Industrials - 7.0%
Aerospace & Defense - 0.8%
ATI, Inc. (a)	3,828	670,513
FTAI Aviation Ltd.	1,872	487,356
		1,157,869
The accompanying notes are an integral part of these financial statements.

11

ASTORIA US QUALITY GROWTH KINGS ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
Construction & Engineering - 2.0%
Comfort Systems USA, Inc.	384	$702,033
Dycom Industries, Inc. (a)	1,298	661,980
EMCOR Group, Inc.	671	554,796
Sterling Infrastructure, Inc. (a)	1,217	1,047,642
		2,966,451
Construction Machinery & Heavy Transportation Equipment - 1.4%
Caterpillar, Inc.	1,634	1,431,172
Cummins, Inc.	877	567,094
		1,998,266
Data Processing & Outsourced Services - 0.2%
Genpact Ltd.	10,096	332,663

Electrical Components & Equipment - 0.7%
Vertiv Holdings Co. - Class A	3,076	971,124

Heavy Electrical Equipment - 0.8%
GE Vernova, Inc.	1,137	1,100,980

Industrial Conglomerates - 0.6%
Honeywell International, Inc.	3,364	800,161

Industrial Machinery & Supplies & Components - 0.3%
Mueller Industries, Inc.	3,940	506,684

Research & Consulting Services - 0.2%
Leidos Holdings, Inc.	2,282	291,640
Total Industrials		10,125,838

Information Technology - 50.1% (b)
Application Software - 2.6%
Adobe, Inc. (a)	2,576	667,725
AppLovin Corp. - Class A (a)	1,721	1,055,128
Autodesk, Inc. (a)	1,081	250,046
Palantir Technologies, Inc. - Class A (a)	11,201	1,753,404
		3,726,303
Communications Equipment - 2.2%
Arista Networks, Inc. (a)	4,754	758,121
Cisco Systems, Inc.	16,998	2,046,899
Lumentum Holdings, Inc. (a)	468	400,121
		3,205,141
Electronic Components - 0.6%
Amphenol Corp. - Class A	5,741	854,031
The accompanying notes are an integral part of these financial statements.

12

ASTORIA US QUALITY GROWTH KINGS ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
Electronic Manufacturing Services - 0.4%
Sanmina Corp. (a)	2,283	$592,964

Semiconductor Materials & Equipment - 4.1%
Applied Materials, Inc.	5,306	2,388,018
KLA Corp.	524	1,006,976
Lam Research Corp.	8,087	2,573,122
		5,968,116
Semiconductors - 22.9%
Advanced Micro Devices, Inc. (a)	7,521	3,881,588
Broadcom, Inc.	12,685	5,667,277
Credo Technology Group Holding Ltd. (a)	2,953	696,997
Intel Corp. (a)	21,342	2,447,500
Micron Technology, Inc.	6,215	6,034,765
Monolithic Power Systems, Inc.	409	640,580
NVIDIA Corp.	55,404	11,698,001
QUALCOMM, Inc.	5,140	1,290,243
Texas Instruments, Inc.	2,605	796,296
		33,153,247
Systems Software - 6.1%
Fortinet, Inc. (a)	6,093	840,651
Microsoft Corp.	16,310	7,343,415
Oracle Corp.	3,122	704,885
		8,888,951
Technology Hardware, Storage & Peripherals - 11.2%
Apple, Inc.	35,078	10,946,441
Sandisk Corp. (a)	1,188	2,013,636
Seagate Technology Holdings PLC	1,109	975,698
Western Digital Corp.	4,455	2,366,541
		16,302,316
Total Information Technology		72,691,069

Materials - 1.5%
Gold Mining - 0.7%
Anglogold Ashanti PLC	5,055	489,526
Newmont Corp.	5,558	610,324
		1,099,850
Industrial Gases - 0.5%
Linde PLC	1,382	687,808

Metal, Glass & Plastic Containers - 0.3%
Crown Holdings, Inc.	4,217	400,952
Total Materials		2,188,610
The accompanying notes are an integral part of these financial statements.

13

ASTORIA US QUALITY GROWTH KINGS ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
Real Estate - 0.3%
Real Estate Services - 0.3%
CBRE Group, Inc. - Class A (a)	1,905	$238,201
Jones Lang LaSalle, Inc. (a)	897	253,232
Total Real Estate		491,433

Utilities - 1.5%
Electric Utilities - 1.0%
Constellation Energy Corp.	1,549	445,725
NextEra Energy, Inc.	5,604	487,604
NRG Energy, Inc.	3,305	443,134
		1,376,463
Independent Power Producers & Energy Traders - 0.5%
Talen Energy Corp. (a)	704	272,307
Vistra Corp.	3,008	481,972
		754,279
Total Utilities		2,130,742
TOTAL COMMON STOCKS (Cost $107,062,668)		144,634,686

REAL ESTATE INVESTMENT TRUSTS - 0.3%
Real Estate - 0.3%
Other Specialized REITs - 0.3%
Lamar Advertising Co. - Class A	2,225	339,224
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $281,597)		339,224

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 3.55% (c)	202,532	202,532
TOTAL MONEY MARKET FUNDS (Cost $202,532)		202,532

TOTAL INVESTMENTS - 100.0% (Cost $107,546,797)		$145,176,442
Other Assets in Excess of Liabilities - 0.0% (d)		28,610
TOTAL NET ASSETS - 100.0%		$145,205,052

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of May 31, 2026.
(d)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

14

ASTORIA US QUALITY GROWTH KINGS ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable.
The accompanying notes are an integral part of these financial statements.

15

ASTORIA ETFs
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2026

	EA Astoria Beacon Dynamic Core US Fixed Income ETF	Astoria US Equal Weight Quality Kings ETF	Astoria US Quality Growth Kings ETF
ASSETS:
Investments, at value (See Note 2)	$83,570,614	$260,245,621	$145,176,442
Receivable for fund shares sold	1,510,182	—	—
Dividends receivable	22,786	181,149	69,844
Dividend tax reclaims receivable	—	2,070	—
Total assets	85,103,582	260,428,840	145,246,286

LIABILITIES:
Payable for investments purchased	1,507,593	—	—
Payable to adviser (See Note 3)	32,524	102,611	41,234
Total liabilities	1,540,117	102,611	41,234
NET ASSETS	$83,563,465	$260,326,229	$145,205,052

NET ASSETS CONSIST OF:
Paid-in capital	$83,364,488	$224,826,594	$112,292,233
Total distributable earnings	198,977	35,499,635	32,912,819
Total net assets	$83,563,465	$260,326,229	$145,205,052

Net assets	$83,563,465	$260,326,229	$145,205,052
Shares issued and outstanding (unlimited shares authorized without par value)	3,320,000	6,210,000	4,020,000
Net asset value per share	$25.17	$41.92	$36.12

COST:
Investments, at cost	$83,386,739	$209,360,464	$107,546,797

The accompanying notes are an integral part of these financial statements.

ASTORIA ETFs

STATEMENTS OF OPERATIONS
For the Year Ended May 31, 2026

		EA Astoria Beacon Dynamic Core US Fixed Income ETF	Astoria US Equal Weight Quality Kings ETF	Astoria US Quality Growth Kings ETF
INVESTMENT INCOME:
Dividend income		$2,877,166	$2,876,923	$843,974
Less: Dividend withholding taxes		—	(10,058)	(1,438)
Less: Issuance fees		—	(92)	—
Total investment income		2,877,166	2,866,773	842,536

EXPENSES:
Investment advisory fees (See Note 3)		297,295	929,297	352,839
Total expenses		297,295	929,297	352,839
NET INVESTMENT INCOME (LOSS)		2,579,871	1,937,476	489,697

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:	)
Investments	)	(8,273)	(9,181,013)	(2,261,874)
In-kind redemptions		102,313	28,127,803	3,769,043
Net realized gain (loss))		94,040	18,946,790	1,507,169

Net change in unrealized appreciation (depreciation) on:
Investments	)	(18,482)	42,662,227	35,398,271
Net change in unrealized appreciation (depreciation))		(18,482)	42,662,227	35,398,271
Net realized and unrealized gain (loss))		75,558	61,609,017	36,905,440
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	)	$2,655,429	$63,546,493	$37,395,137

The accompanying notes are an integral part of these financial statements.

ASTORIA ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	EA Astoria Beacon Dynamic Core US Fixed Income ETF		Astoria US Equal Weight Quality Kings ETF
	Year ended May 31, 2026	Period ended May 31, 2025(a)	Year ended May 31, 2026	Year Ended May 31, 2025
OPERATIONS:
Net investment income (loss)	$2,579,871	$(6,997)	$1,937,476	$1,740,132
Net realized gain (loss)	94,040	—	18,946,790	9,934,640
Net change in unrealized appreciation (depreciation)	(18,482)	202,357	42,662,227	(1,262,501)
Net increase (decrease) in net assets from operations	2,655,429	195,360	63,546,493	10,412,271

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(2,556,496)	—	(2,086,651)	(1,415,796)
Total distributions to shareholders	(2,556,496)	—	(2,086,651)	(1,415,796)

CAPITAL TRANSACTIONS:
Shares sold	50,999,204	37,092,536	135,554,255	144,292,062
Shares redeemed	(4,822,568)	—	(105,450,811)	(70,603,372)
Net increase (decrease) in net assets from capital transactions	46,176,636	37,092,536	30,103,444	73,688,690

NET INCREASE (DECREASE) IN NET ASSETS	46,275,569	37,287,896	91,563,286	82,685,165

NET ASSETS:
Beginning of the period	37,287,896	—	168,762,943	86,077,778
End of the period	$83,563,465	$37,287,896	$260,326,229	$168,762,943

SHARES TRANSACTIONS
Shares sold	2,020,000	1,490,000	3,780,000	4,780,000
Shares redeemed	(190,000)	—	(3,050,000)	(2,300,000)
Total increase (decrease) in shares outstanding	1,830,000	1,490,000	730,000	2,480,000

(a)	Inception date of the Fund was April 30, 2025.

The accompanying notes are an integral part of these financial statements.

ASTORIA ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Astoria US Quality Growth Kings ETF
	Year ended May 31, 2026	Period ended May 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$489,697	$184,371
Net realized gain (loss)	1,507,169	(2,124,777)
Net change in unrealized appreciation (depreciation)	35,398,271	2,231,374
Net increase (decrease) in net assets from operations	37,395,137	290,968

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(490,980)	(125,085)
Total distributions to shareholders	(490,980)	(125,085)

CAPITAL TRANSACTIONS:
Shares sold	53,673,047	69,234,436
Shares redeemed	(10,397,633)	(4,374,839)
ETF transaction fees (See Note 1)	1	—
Net increase (decrease) in net assets from capital transactions	43,275,415	64,859,597

NET INCREASE (DECREASE) IN NET ASSETS	80,179,572	65,025,480

NET ASSETS:
Beginning of the period	65,025,480	—
End of the period	$145,205,052	$65,025,480

SHARES TRANSACTIONS
Shares sold	1,820,000	2,720,000
Shares redeemed	(340,000)	(180,000)
Total increase (decrease) in shares outstanding	1,480,000	2,540,000

(a) Inception date of the Fund was September 30, 2024.
The accompanying notes are an integral part of these financial statements.

ASTORIA ETFs

 FINANCIAL HIGHLIGHTS

EA Astoria Beacon Dynamic Core US Fixed Income ETF

	Year ended May 31, 2026	Period ended May 31, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$25.03	$24.98

INVESTMENT OPERATIONS:
Net investment income (loss)(b)	1.05	(0.01)
Net realized and unrealized gain (loss) on investments(c)	0.16	0.06
Total from investment operations	1.21	0.05

LESS DISTRIBUTIONS FROM:
Net investment income	(1.07)	—
Total distributions	(1.07)	—

Net asset value, end of period	$25.17	$25.03

TOTAL RETURN(d)	4.93%	0.18%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$83,563	$37,288
Ratio of expenses to average net assets(e)(f)	0.48%	0.48%
Ratio of net investment income (loss) to average net assets(e)(f)	4.17%	(0.35)%
Portfolio turnover rate(d)(g)	25%	0%

(a)	Inception date of the Fund was April 30, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

ASTORIA ETFs

 FINANCIAL HIGHLIGHTS

Astoria US Equal Weight Quality Kings ETF

	Year ended May 31,		Period ended May 31, 2024(a)
	2026	2025
PER SHARE DATA:

Net asset value, beginning of period	$30.80	$28.69	$25.11

INVESTMENT OPERATIONS:
Net investment income(b)	0.36	0.37	0.35
Net realized and unrealized gain (loss) on investments(c)	11.16	2.04	3.51
Total from investment operations	11.52	2.41	3.86

LESS DISTRIBUTIONS FROM:
Net investment income	(0.40)	(0.30)	(0.28)
Total distributions	(0.40)	(0.30)	(0.28)

Net asset value, end of period	$41.92	$30.80	$28.69

TOTAL RETURN(d)	37.71%	8.42%	15.49%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$260,326	$168,763	$86,078
Ratio of expenses to average net assets(e)	0.49%	0.49%	0.49%
Ratio of net investment income (loss) to average net assets(e)	1.02%	1.22%	1.61%
Portfolio turnover rate(d)(f)	58%	51%	23%

(a)	Inception date of the Fund was July 31, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

ASTORIA ETFs

 FINANCIAL HIGHLIGHTS

Astoria US Quality Growth Kings ETF

	Year ended May 31, 2026	Period ended May 31, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$25.60	$25.24

INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.15	0.11
Net realized and unrealized gain (loss) on investments(c)	10.52	0.31
Total from investment operations	10.67	0.42

LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)	(0.06)
Total distributions	(0.15)	(0.06)

Net asset value, end of period	$36.12	$25.60

TOTAL RETURN(d)	41.81%	1.70%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$145,205	$65,025
Ratio of expenses to average net assets(e)	0.35%	0.35%
Ratio of net investment income (loss) to average net assets(e)	0.49%	0.66%
Portfolio turnover rate(d)(f)	32%	56%

(a)	Inception date of the Fund was September 30, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

ASTORIA ETFs

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026

NOTE 1 – ORGANIZATION

EA Astoria Beacon Dynamic Core US Fixed Income ETF (formerly known as the EA Astoria Dynamic Core US Fixed Income ETF) (“AGGA”), Astoria US Equal Weight Quality Kings ETF (“ROE”), and Astoria US Quality Growth Kings ETF (“GQQQ”) (individually, a “Fund”, or collectively, the “Funds”) are each a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services-Investment Companies. See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of each Fund.

Ticker	Commencement of Operations	Creation Unit Size	Listing Exchange	Diversification Classification
AGGA	April 30, 2025	10,000	The Nasdaq Stock Market LLC	Non-diversified
ROE	July 31, 2023	10,000	The Nasdaq Stock Market LLC	Diversified
GQQQ	September 30, 2024	10,000	The Nasdaq Stock Market LLC	Diversified

The investment objective for each Fund is to:

Fund	Investment Objective
AGGA	seek current income.
ROE	seek long-term capital appreciation.
GQQQ	seek long-term capital appreciation.

Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. The Funds may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a particular Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

The end of the reporting period for each Fund is May 31, 2026, and the period covered by these Notes to Financial Statements is from June 1, 2025 to May 31, 2026 (the “Current Fiscal Period”).

ASTORIA ETFs

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of each Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by each Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of the Current Fiscal Period end, the Funds did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

ASTORIA ETFs

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of the Current Fiscal Period end:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
AGGA
Investments:
Exchange Traded Funds	$83,444,680	$—	$—	$83,444,680
Money Market Funds	125,934	—	—	125,934
Total Investments	$83,570,614	$—	$—	$83,570,614

ROE
Investments:
Common Stocks	$255,478,153	$—	$—	$255,478,153
Real Estate Investment Trusts	4,551,485	—	—	4,551,485
Money Market Funds	215,983	—	—	215,983
Total Investments	$260,245,621	$—	$—	$260,245,621

GQQQ
Investments:
Common Stocks	$144,634,686	$—	$—	$144,634,686
Real Estate Investment Trusts	339,224	—	—	339,224
Money Market Funds	202,532	—	—	202,532
Total Investments	$145,176,442	$—	$—	$145,176,442

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the Current Fiscal Period, the Funds did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

ASTORIA ETFs

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026

The Funds isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates, if any, would appear on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency translation” and “Change in net unrealized appreciation (depreciation) – Foreign currency translation,” respectively, if applicable.

If applicable, each Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the Current Fiscal Period, the Funds did not incur any interest or penalties.

D.Foreign Taxes. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if there are any, are paid by each Fund and are reflected in their Statement of Operations. Foreign taxes payable or deferred as of the current period end, if any, are disclosed in the Statement of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Funds determine that it is more likely than not that the Funds will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
E.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from a Funds’ investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and

ASTORIA ETFs

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026

distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to each Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by each Fund’s shareholders may represent a return of capital.

Distributions to shareholders from net investment income for ROE and GQQQ are declared and paid on quarterly basis and distribution to shareholders from net investment income for AGGA are declared on monthly basis. Distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis for each Fund. Distributions are recorded on the ex-dividend date. Each Fund may distribute more frequently, if necessary, for tax purposes.

F.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

G.Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

H.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

I.Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.

The Treasurer (principal financial officer) acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

J.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital. For the Current Fiscal Period, the following table shows the reclassifications made:

	Distributable Earnings	Paid-in Capital
AGGA	$(102,313)	$102,313
ROE	(27,894,924)	27,894,924
GQQQ	(3,877,603)	3,877,603

ASTORIA ETFs

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026

K.New Accounting Pronouncement: In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU has been adopted by the Funds as of the reporting period end. Management has evaluated the impact of the ASU and determined it does not materially impact the financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to investment advisory agreements (the “Advisory Agreements”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreements, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. The table below represents the annual rate based on average daily net assets that each Fund pays the Adviser monthly:

AGGA	0.48%
ROE	0.49%
GQQQ	0.35%

Astoria Portfolio Advisors, LLC (“Astoria”) serves as investment sub-adviser to the Funds. Pursuant to an investment sub-advisory agreement among the Trust, the Adviser and Astoria, Astoria is responsible for determining the investment exposures for the Funds, subject to the overall supervision and oversight of the Adviser and the Board.

Beacon Capital Management, Inc. (“Beacon”) serves as an investment sub-adviser to AGGA. Subject to the supervision and oversight of Astoria, the Adviser, and the Board, and pursuant to an investment sub-sub-advisory agreement between Astoria and Beacon, Beacon is responsible for researching, analyzing, and recommending securities to be purchased by AGGA in collaboration with Astoria.

U.S. Bancorp Fund Services, LLC (“Fund Services” or the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports, and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; and monitors the activities of the Funds’ Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the Current Fiscal Period, purchases and sales of securities for the applicable Funds, excluding short-term securities and in-kind transactions for each Fund were as follows:

	Purchases	Sales
AGGA	$15,392,844	$15,253,938
ROE	113,063,291	111,155,233
GQQQ	35,363,486	32,828,228

ASTORIA ETFs

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026

For the Current Fiscal Period, in-kind transactions associated with creations and redemptions for each Fund were as follows:

	Creations	Redemptions
AGGA	$50,881,358	$4,828,223
ROE	130,241,847	102,038,772
GQQQ	50,863,679	10,091,899

There were no purchases or sales of U.S. Government securities during the Current Fiscal Period for any of the respective Funds.

NOTE 5 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes for the Current Fiscal Period, for each Fund were as follows:

	AGGA	ROE	GQQQ
Tax cost of Investments	$83,391,947	$210,819,342	$107,577,889
Gross tax unrealized appreciation	418,170	60,007,495	41,196,122
Gross tax unrealized depreciation	(239,503)	(10,581,216)	(3,597,569)
Net tax unrealized appreciation (depreciation)	$178,667	$49,426,279	$37,598,553
Undistributed ordinary income	23,375	346,013	58,003
Undistributed long-term gain	—	—	—
Total distributable earnings	23,375	346,013	58,003
Other accumulated gain (loss)	(3,065)	(14,272,657)	(4,743,737)
Total accumulated gain (loss)	$198,977	$35,499,635	$32,912,819

Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

For the Current Fiscal Period, there were no post-October late year losses and post-October capital losses.

For the Current Fiscal Period, each Fund had the following capital loss carryforwards that do not expire:

	Unlimited Short-Term	Unlimited Long-Term
AGGA	$(3,065)	$—
ROE	(12,287,270)	(1,985,387)
GQQQ	(4,157,519)	(586,218)

ASTORIA ETFs

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by each Fund during the Current Fiscal Period and fiscal period ended May 31, 2025 were as follows:

	Fiscal Year Ended May 31, 2026	Fiscal Period Ended May 31, 2025
	Ordinary Income
AGGA(a)	$2,556,496	$—
ROE	2,086,651	1,415,796
GQQQ(b)	490,980	125,085

(a)	Inception date of the Fund was April 30, 2025.
(b)	Inception date of the Fund was September 30, 2024.

NOTE 7 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Other than the information in the paragraph below, there were no transactions that occurred during the period subsequent to the Current Fiscal Period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Subsequent to the Current Fiscal Period, effective July 8, 2026, EA Astoria Dynamic Core US Fixed Income ETF (AGGA) changed its name to “EA Astoria Beacon Dynamic Core US Fixed Income ETF”.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors
of Astoria ETFs and
The Board of Trustees of
EA Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of EA Astoria Beacon Dynamic Core US Fixed Income ETF (formerly known as EA Astoria Dynamic Core US Fixed Income ETF), Astoria US Equal Weight Quality Kings ETF, and Astoria US Quality Growth Kings ETF (the “Funds”), each a series of EA Series Trust (the “Trust”), including the schedules of investments, as of May 31, 2026, and with respect to EA Astoria Beacon Dynamic Core US Fixed Income ETF, the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the year then ended and for the period April 30, 2025 (commencement of operations) to May 31, 2025, and with respect to Astoria US Equal Weight Quality Kings ETF, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years then ended and the financial highlights for each of the two years then ended and for the period July 31, 2023 (commencement of operations) to May 31, 2024, and with respect to Astoria US Quality Growth Kings ETF, the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the year then ended and for the period September 30, 2024 (commencement of operations) to May 31, 2025 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of May 31, 2026, and the results of their operations, the changes in their net assets and the financial highlights for the periods stated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1999.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian and broker; when replies were not received from the broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
July 30, 2026

ASTORIA ETFs
FEDERAL TAX INFORMATION (UNAUDITED)

For the Current Fiscal Period, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

AGGA	0.61%
ROE	100.00%
GQQQ	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the Current Fiscal Period were as follows:

AGGA	0.00%
ROE	100.00%
GQQQ	100.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for the Current Fiscal Period were as follows:

AGGA	0.00%
ROE	0.00%
GQQQ	0.00%

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 3 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
Not applicable.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)	(1)
Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2)
Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5)	Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	August 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	August 3, 2026

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	August 3, 2026